Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-based Compensation Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 7,030,846	$ 7,456,800
Cost of Revenues
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	548,762
Selling and Marketing Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,767,234
Research and Development Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	2,308,520
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,406,330	$ 7,456,800